Net (Loss) Income Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net (loss) income attributable to shareholders of Teekay Corporation	$ (77,809)	$ 65,912	$ (126,592)	$ 56,148
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 10d)	(4,993)	0	(4,993)	0
Net (loss) income attributable to shareholders of Teekay Corporation - basic and diluted	$ (82,802)	$ 65,912	$ (131,585)	$ 56,148
Weighted average number of common shares	72,945,635	72,697,121	72,844,031	72,623,503
Dilutive effect of stock-based compensation	0	780,559	0	755,725
Common stock and common stock equivalents	72,945,635	73,477,680	72,844,031	73,379,228
(Loss) income per common share:
Basic (usd per share)	$ (1.14)	$ 0.91	$ (1.81)	$ 0.77
Diluted (usd per share)	$ (1.14)	$ 0.90	$ (1.81)	$ 0.77